Document And Entity Information	Nov. 10, 2021
Document Information [Line Items]
Entity, Registrant Name	BIOCARDIA, INC.
Document, Type	8-K
Document, Period End Date	Nov. 10, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-21419
Entity, Tax Identification Number	23-2753988
Entity, Address, Address Line One	125 Shoreway Road, Suite B
Entity, Address, City or Town	San Carlos
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	226-0120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000925741
CommonStockParValue0001 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	BCDA
Security Exchange Name	NASDAQ
WarrantToPurchaseCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrant to Purchase Common Stock
Trading Symbol	BCDAW
Security Exchange Name	NASDAQ